Note 19 - Leases - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance	$ 313	$ 465
Additions to lease liability	67	0
Finance cost - Leases (note 19)	22	31	$ 24
Lease payments	(184)	(150)
Foreign currency movement	(10)	(33)
Balance	$ 208	$ 313	$ 465